Employee benefits - Change in benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Overfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	$ 1,298	$ 1,220
Interest costs	74	110
Translation adjustment	1,172	(91)
Benefit obligation (Plan assets) as at end of the year	2,266	1,298
Overfunded pension plans | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	4,006	3,577
Service costs	7	6
Interest costs	222	305
Benefits paid	(368)	(433)
Effect of changes in the actuarial assumptions	118	718
Translation adjustment	(880)	(167)
Benefit obligation (Plan assets) as at end of the year	3,105	4,006
Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	695
Benefit obligation (Plan assets) as at end of the year	641	695
Underfunded pension plans | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	4,421	3,929
Service costs	53	55
Interest costs	134	153
Benefits paid	(248)	(249)
Effect of changes in the actuarial assumptions	271	373
Translation adjustment	1	160
Benefit obligation (Plan assets) as at end of the year	4,632	4,421
Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,504
Benefit obligation (Plan assets) as at end of the year	1,733	1,504
Other benefits | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,505	1,280
Service costs	18	10
Interest costs	64	59
Benefits paid	(53)	(62)
Effect of changes in the actuarial assumptions	243	176
Translation adjustment	(44)	42
Benefit obligation (Plan assets) as at end of the year	$ 1,733	$ 1,505